Fair Value Measurements - Investments Carried at Fair Value and NAV (Details) - EBP Prud ESP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 8,251,159,242	$ 7,537,476,969
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,016,399,989	1,016,585,516
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,016,399,989	1,016,585,516
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Separately managed accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,643,301,356	1,552,479,257
Fair Value Measured at Net Asset Value Per Share | Insurance company separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	3,879,752,579	3,429,685,672
Fair Value Measured at Net Asset Value Per Share | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,711,705,318	$ 1,538,726,524